Noncontrolling Interest In Redeemable Preferred Units (Noncontrolling Interest Reconciliation Of Common And Preferred Units) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest Of Common And Preferred Units In SLP [Abstract]
Redeemable Noncontrolling Interest, Balance					$ 114				$ 511	$ 114	$ 511	$ 511
Redeemable Noncontrolling Interest, Partner draws										(10)	(49)	(56)
Redeemable Noncontrolling Interest, Conversion of OP units										(114)	(397)
Redeemable Noncontrolling Interest, Noncontrolling interest										10	49	56
Redeemable Noncontrolling Interest, Balance						114					114	511
Noncontrolling Interest, Balance	115				135				335	135	335	408
Noncontrolling Interest, Conversion of OP units											(119)
Noncontrolling Interest, Noncontrolling interest										(20)	(81)	(73)
Noncontrolling Interest, Balance	108	115				135				115	135	335
Total Noncontrolling Interest, Balance	115				249				846	249	846	919
Total Noncontrolling Interest, Partner draws										(10)	(49)	(56)
Total Noncontrolling Interest, Conversion of OP units										(114)	(516)
Total Noncontrolling interest, Noncontrolling interest	(7)	(11)	(1)	8	(6)	(26)	8	(3)	(11)	(10)	(32)	(17)
Total Noncontrolling Interest, Balance		$ 115				$ 249				$ 115	$ 249	$ 846